Segment reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment reporting

6	Segment reporting
The Group’s Chief Operating Decision Maker ("CODM") has been identified as the Chief Executive Officer, who makes key decisions regarding the strategy of and allocation of resources among the separately managed brands. Factors considered in determining the operating segments include how decisions are made regarding recent acquisitions and how budgets are determined and reviewed. These factors are relevant at a brand and sub-brand level. Operating segments are based on the reports reviewed by the CODM at the brand and sub-brand level to make strategic decisions and allocate resources.
The identified reportable segments are described below:
Betway:
Premier single brand online sportsbook and online casino focused business with a global footprint and strategic partnerships with teams and leagues worldwide. Betway additionally recovers sponsorship marketing spend through brand license agreements. The reportable segment aggregates Betway (rest of world and Africa) and the portion of DGC operating under the Betway brand. Following the closure of the DGC sportsbook in 2024, the Betway portion of DGC no longer contributed to this segment. Therefore, this segment includes the results of the DGC operations relating to the sportsbook in 2024, but not for 2025.
Spin:
Premier multi-brand online casino focused business with established market leadership in high-growth markets. This reportable segment aggregates Spin, Jumpman, which was acquired in the business combination with Verno, and the portion of DGC operating under the Jackpot City brand. Jumpman expands the Group multi-brand casino footprint in the UK, with a similar product offering when compared to Spin.
Amounts recorded in the ‘Head Office and Other’ column represents head office costs and other costs that cannot practically be allocated to an operating segment.
Information related to each reportable segment is set out below. Adjusted EBITDA is an alternative performance measure used by management as they believe that this information is the most relevant indicator in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA is not a GAAP measure, is not intended as substitute for GAAP measures and may not be comparable to performance measures used by other companies.

	2025 Betway $ ‘millions	2025 Spin $ ‘millions	2025 Head Office and Other $ ‘millions	Six months ended June 30, 2025 $ 'millions
Revenue	673	423	—	1,096

Adjusted EBITDA[1]	197	105	(34)	268

6	Segment reporting (continued)

	2024 Betway $ ‘millions	2024 Spin $ ‘millions	2024 Head Office and Other $ ‘millions	Six months ended June 30,2024 Total $ 'millions
Revenue	506	352	—	858

Adjusted EBITDA[1]	67	93	(21)	139
[1] Adjusted EBITDA is a non‐GAAP measure and is defined as profit / (loss) before taxation, depreciation, amortization, finance income, finance expense, unrealized foreign exchange, RSU expense, gain on disposal of business, impairment of assets, US iGaming closure onerous contract expense, change in fair values of options, and other non-recurring adjustments. Refer to the Group Adjusted EBITDA reconciliation below for further details.
A reconciliation of profit / (loss) reported in the financial statements to non-GAAP measure (Adjusted EBITDA) as presented in the segment note disclosures for the six months ended June 30, 2025 and June 30, 2024 is as follows:

	2025 $ 'millions	2024 $ 'millions
Adjusted EBITDA	268	139
Income tax expense	(72)	(31)
Finance income	5	6
Finance expense	(4)	(3)
Depreciation and amortization expense	(37)	(45)
Unrealized foreign exchange	(2)	(5)
RSU expense	(10)	(8)
Gain on disposal of business	—	44
Impairment of assets	(66)	(40)
US iGaming closure	(23)	—
Change in fair value of options	—	(14)
Other non-recurring adjustments[1]	(3)	1
Profit for the period	56	44
[1] Other non-recurring adjustments in 2025 include mainly Sportsbook acquisition related costs

6	Segment reporting (continued)

Disaggregation of revenue
Group revenue disaggregated by product line for the six months ended June 30, 2025:

	Betway $ 'millions	Spin $ 'millions	Group revenue $ 'millions
Online casino[1]	436	423	859
Sports betting[1]	222	—	222
Brand licensing[2]	12	—	12
Other[3]	3	—	3
Total revenue	673	423	1,096
Group revenues disaggregated by product line for the six months ended June 30, 2024:

	Betway $ 'millions	Spin $ 'millions	Group revenue $ 'millions
Online casino[1]	318	351	669
Sports betting[1]	170	—	170
Brand licensing[2]	12	—	12
Other[3]	6	1	7
Total revenue	506	352	858

[1] Online casino and sports betting revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated under IFRS 9 ‘Financial Instruments’.
[2] Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
[3] Other relates mainly to DGC usage fee income in 2024 as well as profit share and outsource fees in all periods from external customers.

6	Segment reporting (continued)
Geographical Information
The Group’s performance can also be reviewed by considering the geographical markets and geographical locations where the Group generates revenue. The Group has not provided geographic information regarding its non-current assets as this information is not regularly reported to the CEO. The Group’s revenue attributable to the country of domicile (Guernsey) is insignificant. The Group further analyzed revenue according to the following regions:
Group revenue by geographical region for the six months ended June 30, 2025:

	2025 Betway $ 'millions	2025 Spin $ ‘millions	2025 Total $ 'millions
Africa and Middle East	426	6	432
Asia-Pacific	14	56	70
Europe	151	53	204
North America	76	304	380
South/Latin America	6	4	10
	673	423	1,096
	%	%	%
Africa and Middle East	63%	1%	39%
Asia-Pacific	3%	13%	6%
Europe	22%	13%	19%
North America	11%	72%	35%
South/Latin America	1%	1%	1%
Group revenue by geographical region for the six months ended June 30, 2024:

	2024 Betway $ ‘millions	2024 Spin $ ‘millions	2024 Total $ 'millions
Africa and Middle East	316	1	317
Asia-Pacific	16	62	78
Europe	90	43	133
North America	76	238	314
South/Latin America	8	8	16
	506	352	858
	%	%	%
Africa and Middle East	62%	—%	37%
Asia-Pacific	3%	18%	9%
Europe	18%	12%	15%
North America	15%	68%	37%
South/Latin America	2%	2%	2%